Warrants - Additional Information (Detail)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2014 shares	Sep. 30, 2014 USD ($) shares	Sep. 30, 2016 USD ($) shares	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 shares
Class Of Warrant Or Right [Line Items]
Warrants outstanding			68,911,099		68,911,099			5,447,940
Warrants previously issued		157,093
Fair value of warrant expensed | $		$ 25,061	$ (135,727,676)	$ (20,016,848)	$ (106,888,362)	$ 22,641,625	$ 19,714,808	$ 8,396,169
Series A Convertible Preferred Stock
Class Of Warrant Or Right [Line Items]
Warrants issued	2,231,727
Conversion of preferred stock to common stock, conversion ratio								1
Series D Convertible Preferred Stock
Class Of Warrant Or Right [Line Items]
Warrants issued	7,200,000
Conversion of preferred stock to common stock, conversion ratio	200							10,080,000,000
Class A And Class B Warrants
Class Of Warrant Or Right [Line Items]
Warrants granted								2,855,664
Warrants Issued Convertible Notes Payable
Class Of Warrant Or Right [Line Items]
Common stock warrants granted with nominal value								1,048,698
Preferred D Stock Warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding								0	0
Warrants granted								7,200,000
Warrants issued								7,200,000
Common Stock Warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding			68,911,099		68,911,099		13,219,597	5,447,940	274,420
Warrants granted					119,897,500		26,617,714	5,331,520
Warrants issued upon conversion	47,158
Common Stock Warrants | IPO
Class Of Warrant Or Right [Line Items]
Warrants granted	57,500
Series A Warrants | IPO
Class Of Warrant Or Right [Line Items]
Warrants granted	1,322,500